UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-08572
Bishop Street Funds
(Exact name of registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
Registrant’s telephone number, including area code: 1-800-262-9565
Date of fiscal year end: December 31,
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Strategic Growth Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

		Value
Shares		(000)
	COMMON STOCK - 99.6%

Consumer Discretionary - 17.8%
3,600	AutoZone*	$985
20,300	Bed Bath & Beyond*	980
40,000	CBS	1,002
18,300	Coach	952
48,500	GameStop*	1,092
2,250	priceline.com*	1,139
21,174	Royal Caribbean Cruises*	873
20,200	TJX	1,005
18,700	Yum! Brands	961

		8,989

Consumer Staples - 2.0%
13,800	Costco Wholesale	1,012

Energy - 12.0%
13,900	Baker Hughes	1,021
8,500	Cimarex Energy	979
12,300	Exxon Mobil	1,035
21,000	Halliburton	1,047
12,100	National Oilwell Varco	959
23,800	Southwestern Energy*	1,023

		6,064

Financials - 7.8%
15,400	ACE	996
17,400	Aflac	918
22,400	American Express	1,013
38,400	Invesco	982

		3,909

Health Care - 12.3%
24,900	AmerisourceBergen	985
18,300	Express Scripts*	1,018
17,500	Thermo Fisher Scientific*	972
24,700	UnitedHealth Group	1,116
14,800	Varian Medical Systems*	1,001
12,700	Waters*	1,104

		6,196

Industrials - 20.3%
10,200	Deere	988
14,800	Dover	973
19,800	Eaton	1,098
16,400	Honeywell International	979
15,600	ITT	937
10,900	Joy Global	1,077
11,200	Stericycle*	993
10,700	Union Pacific	1,052
13,000	United Technologies	1,100
7,500	W.W. Grainger	1,033

		10,230

Information Technology - 25.3%
30,000	Adobe Systems*	995
19,100	Amphenol	1,039
3,100	Apple*	1,080
45,110	Corning	931
9,300	Factset Research Systems	974
1,500	Google*	879
21,100	Hewlett-Packard	864
6,300	International Business Machines	1,027
17,800	Intuit*	945
18,400	NetApp*	886
33,500	Oracle	1,118
March 31, 2011
www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

		Value
Shares		(000)
Information Technology - (continued)
17,500	Qualcomm	$960
1,800	Red Hat*	82
27,600	Texas Instruments	954

		12,734

Materials - 2.1%
19,400	EI Du Pont de Nemours	1,067

TOTAL COMMON STOCK (Cost $37,975)		50,201

	SHORT-TERM INVESTMENTS (A)- 0.5%

135,635	Dreyfus Cash Management Fund, Institutional Shares, 0.121%	136
135,635	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.209%	135

TOTAL SHORT-TERM INVESTMENTS (Cost $271)		271

TOTAL INVESTMENTS (Cost $38,246)† - 100.1%		$50,472

Percentages are based on Net Assets of $50,424 ($ Thousands).

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of March 31, 2011.

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $38,405, and the unrealized appreciation and depreciation were $12,988 and $(921) respectively.
Cost figures are shown in thousands.
As of March 31, 2011, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.
For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
BSF-QH-001-1600
March 31, 2011
www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

		Value
Shares		(000)
	COMMON STOCK - 97.1%

Consumer Discretionary - 8.5%
21,325	Home Depot	$790
9,975	Mattel (A)	249
12,800	McDonald’s	974
8,100	McGraw-Hill	319
10,850	Meredith (A)	368
6,800	Nordstrom	305
8,075	Staples	157
10,850	Target	543
18,675	Time Warner	667
5,375	TJX	267

		4,639

Consumer Staples - 11.0%
23,275	Altria Group	606
3,875	Coca-Cola Co.	257
6,975	Diageo PLC (A)	532
9,675	General Mills	354
12,625	HJ Heinz	616
3,475	JM Smucker	248
8,375	Kimberly-Clark	546
3,475	PepsiCo	224
22,300	Philip Morris International	1,463
11,650	Procter & Gamble	718
8,450	Wal-Mart Stores	440

		6,004

Energy - 14.3%
12,450	Chevron	1,338
6,800	ConocoPhillips	543
13,625	EnCana (A)	470
20,350	Exxon Mobil	1,712
7,000	Kinder Morgan*	207
3,875	Murphy Oil	285
5,600	Occidental Petroleum	585
10,575	Penn West Petroleum (A)	293
15,525	Royal Dutch Shell PLC (A)	1,131
7,275	Schlumberger	679
7,175	Transocean (A) *	559

		7,802

Financials - 15.6%
13,575	American Express	614
13,575	Arthur J Gallagher	413
2,975	BlackRock	598
5,800	Chubb	356
1,090	CME Group	329
4,960	Digital Realty Trust‡ (A)	288
13,575	Eaton Vance (A)	438
4,400	Federated Investors (A)	118
25,225	JPMorgan Chase	1,163
14,722	MetLife	658
10,175	Northern Trust	516
21,975	People’s United Financial (A)	276
8,200	PNC Financial Services Group	517
5,800	Progressive	123
2,325	RenaissanceRe Holdings	160
5,450	T. Rowe Price Group (A)	362
16,300	Unum Group	428
17,450	US Bancorp	461
19,400	Wells Fargo	615

		8,433

Health Care - 9.5%
15,525	Abbott Laboratories	761
March 31, 2011
www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

		Value
Shares		(000)
Health Care - (continued)
5,000	Amgen*	$267
37,100	Bristol-Myers Squibb	981
12,625	Johnson & Johnson	748
37,825	Merck	1,249
58,175	Pfizer	1,181

		5,187

Industrials - 11.4%
6,600	Deere	639
8,550	Dover	562
7,775	Emerson Electric	454
36,875	General Electric	739
14,075	Honeywell International	841
4,950	Illinois Tool Works (A)	266
6,300	Norfolk Southern	437
6,000	Parker Hannifin	568
10,650	Raytheon	542
8,250	United Technologies	698
12,800	Waste Management (A)	478

		6,224

Information Technology - 10.3%
11,150	Accenture PLC	613
10,475	Automatic Data Processing (A)	538
5,800	Canon(A)	252
46,550	Intel	939
9,875	International Business Machines	1,610
3,875	Linear Technology (A)	130
38,775	Microsoft	983
14,650	Texas Instruments	506

		5,571

Materials - 5.7%
3,875	BHP Billiton(A)	372
7,175	EI Du Pont de Nemours	394
5,800	International Flavors & Fragrances	361
9,050	Nucor(A)	416
9,675	RPM International (A)	230
11,650	Sherwin-Williams	979
10,075	Sonoco Products	365

		3,117

Telecommunication Services - 6.6%
58,175	AT&T(A)	1,780
42,750	Verizon Communications	1,648
11,675	Windstream (A)	150

		3,578

Utilities - 4.2%
8,000	American Electric Power	281
1,850	Entergy (A)	124
6,600	National Fuel Gas	489
4,075	NextEra Energy	225
5,800	PG&E	256
9,375	PPL	237
8,775	Public Service Enterprise Group	276
7,450	Sempra Energy	399

		2,287

TOTAL COMMON STOCK (Cost $44,762)		52,842

	EXCHANGE TRADED FUND (A) - 1.2%

5,075	SPDR Trust, Ser 1	672

TOTAL EXCHANGE TRADED FUND (Cost $574)		672

March 31, 2011
www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Shares/ Face		Value
Amount(000)		(000)
	PREFERRED STOCKS - 1.1%

Consumer Staples - 0.4%
5,000	Archer-Daniels-Midland, 6.25%(A)	$226
Financials - 0.3%
1,000	Citigroup, 7.25%	126
1,800	Fifth Third Bancorp, 8.50%	266

TOTAL PREFERRED STOCK (Cost $619)		618

	SHORT-TERM INVESTMENTS (B)- 3.7%

135,216	Dreyfus Cash Management Fund, Institutional Shares, 0.121%	135
485,227	FFI Select Institutional Fund, 0.202%(C)	486
135,216	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.209%	135
763,766	Fidelity Prime Money Market, Institutional Shares, 0.216%(C)	764
509,178	Western Asset Institutional Class Reserve Fund, 0.199%(C)	509

TOTAL SHORT-TERM INVESTMENTS (Cost $2,029)		2,029

	REPURCHASE AGREEMENT(C) - 15.8%

$8,600	JPMorgan, 0.250%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $8,600,060 (collateralized by SLM Private Education Loan Trust, par value $9,950,000, 4.50%, 11/16/43, with a total collateral fair value of $9,031,693)	8,600

TOTAL REPURCHASE AGREEMENT (Cost $8,600)		8,600

TOTAL INVESTMENTS (Cost $56,584)† - 118.9%		$64,761

Percentages are based on Net Assets of $54,447($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $10,106 ($ Thousands).

(B)	The rate shown is the 7-day effective yield as of March 31, 2011. (C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2011 was $10,359 ($ Thousands)

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $57,092, and the unrealized appreciation and depreciation were $8,892 and $(1,223) respectively.
PLC—Public Limited Company
SPDR— Standard & Poor’s Depository Receipt
Ser— Series
Cost figures are shown in thousands.
The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$52,842	$—	$—	$52,842
Exchange Traded Fund	672	—	—	672
Preferred Stock	618	—	—	618
Short-Term Investments	2,029	—	—	2,029
Repurchase Agreement	—	8,600	—	8,600

Total Investments in Securities	$56,161	$8,600	$—	$64,761

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
BSF-QH-001-1600
March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
	CORPORATE OBLIGATIONS - 58.4%

Banks - 8.2%
	Australia & New Zealand Banking Group
$1,100	0.584%, 06/18/12 (A) (B)	$1,101
	Bear Stearns LLC
1,100	7.250%, 02/01/18	1,282
	Citigroup
1,200	6.500%, 08/19/13	1,313
	Goldman Sachs Group
1,000	7.500%, 02/15/19 (C)	1,162
	JPMorgan Chase Capital XXVII, Ser AA
1,000	7.000%, 11/01/39 (C)	1,030
	JPMorgan Chase, Ser AI
1,100	5.875%, 06/13/16	1,211
	Morgan Stanley MTN
1,100	7.300%, 05/13/19 (C)	1,237

		8,336

Consumer Discretionary - 5.4%
	AutoZone
525	4.000%, 11/15/20	488
	Comcast
1,000	6.500%, 01/15/17 (C)	1,139
	Home Depot
700	5.875%, 12/16/36	696
	Johnson Controls
600	4.250%, 03/01/21	593
	Time Warner Cable
1,100	8.250%, 04/01/19	1,340
	Whirlpool MTN
1,050	8.600%, 05/01/14	1,218

		5,474

Consumer Staples - 8.4%
	Bunge Finance
1,100	8.500%, 06/15/19	1,306
	Campbell Soup
250	4.250%, 04/15/21	249
	Continental Airlines
1,221	9.000%, 07/08/16	1,386
	Costco Wholesale
1,100	5.500%, 03/15/17	1,253
	Genentech
1,300	4.750%, 07/15/15	1,414
	Kraft Foods
900	6.500%, 02/09/40	961
535	5.375%, 02/10/20 (C)	565
	Wal-Mart Stores
1,300	5.375%, 04/05/17	1,459

		8,593

Energy - 1.7%
	BP Capital Markets PLC
750	0.910%, 03/11/14 (A)	753
March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Energy - (continued)
	Kinder Morgan Energy Partners
$800	9.000%, 02/01/19	$1,016

		1,769

Financials - 13.4%
	Bank of America
800	3.625%, 03/17/16 (C)	789
	Bank of New York Mellon MTN
500	4.150%, 02/01/21	494
	Berkshire Hathaway
1,100	3.200%, 02/11/15	1,133
	Boeing Capital
750	3.250%, 10/27/14	783
	Boston Properties
1,200	5.625%, 11/15/20‡	1,285
	Capital One Financial
1,000	7.375%, 05/23/14	1,148
	General Electric Capital MTN
850	0.629%, 12/20/16 (A)	811
	General Electric Capital MTN, Ser A
1,175	5.450%, 01/15/13 (C)	1,257
	Goldman Sachs Group MTN
550	0.703%, 07/22/15 (A) (C)	534
	Jefferies Group
675	6.250%, 01/15/36	624
	Metropolitan Life Global Funding I
1,000	1.053%, 01/10/14 (A) (B)	1,005
	Morgan Stanley
1,350	1.903%, 01/24/14 (A)	1,377
	Toyota Motor Credit MTN
1,000	2.800%, 01/11/16	996
	WEA Finance LLC
1,300	5.750%, 09/02/15 (B)	1,426

		13,662

Health Care - 1.3%
	Merck
1,200	5.000%, 06/30/19	1,302

Industrials - 1.6%
	Caterpillar
1,250	7.900%, 12/15/18 (C)	1,605

Information Technology - 9.4%
	Cisco Systems
1,200	5.500%, 02/22/16	1,347
	Dell
400	5.625%, 04/15/14	441
	DIRECTV Holdings LLC
425	3.500%, 03/01/16	426
	Hewlett-Packard
1,125	2.125%, 09/13/15	1,103
	IBM
1,000	8.375%, 11/01/19	1,319
	News America
1,000	6.650%, 11/15/37	1,049
	Nokia OYJ
1,250	5.375%, 05/15/19	1,277
March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Information Technology - (continued)
	Oracle
$1,200	5.250%, 01/15/16	$1,334
	Xerox
1,150	8.250%, 05/15/14	1,345

		9,641

Materials - 6.0%
	BHP Billiton Finance
950	5.250%, 12/15/15	1,057
	Monsanto
1,100	7.375%, 08/15/12	1,193
	Nucor
1,100	4.875%, 10/01/12 (C)	1,162
	Potash Corp. of Saskatchewan
1,200	5.250%, 05/15/14	1,308
	Rio Tinto Finance USA
1,100	9.000%, 05/01/19	1,445

		6,165

Telecommunication Services - 2.4%
	AT&T Wireless Services
1,100	8.125%, 05/01/12 (C)	1,184
	Cellco Partnership
1,200	5.550%, 02/01/14	1,317

		2,501

Utilities - 0.6%
	Potomac Edison
600	5.350%, 11/15/14	650

TOTAL CORPORATE OBLIGATIONS (Cost $55,175)		59,698

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.4%

	FHLB
1,000	5.250%, 12/09/22 (C)	1,097
1,100	5.125%, 03/10/17 (C)	1,228
1,500	3.750%, 12/14/18	1,540
	FHLMC
875	8.250%, 06/01/16	1,051
	FHLMC MTN
1,000	4.250%, 05/22/13 (C)	1,070
	FNMA
1,500	5.780%, 06/07/22 (C)	1,579
700	5.000%, 03/02/15	777
1,100	3.000%, 07/28/14 (C)	1,108
1,700	2.125%, 08/10/15	1,692
1,100	2.000%, 08/24/15 (C)	1,083
1,600	1.550%, 10/27/15 (C)	1,552
1,000	1.375%, 07/19/13 (C)	1,001

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,841)		14,778

	U.S. TREASURY OBLIGATIONS - 14.0%

	U.S. Treasury Bond
700	7.250%, 05/15/16	870
1,250	4.750%, 02/15/37	1,309
March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)/Shares		(000)
$1,500	4.500%, 08/15/39	$1,499
250	4.250%, 11/15/40	239
2,675	3.875%, 08/15/40 (C)	2,394
	U.S. Treasury Note
575	3.750%, 11/15/18	604
550	3.625%, 02/15/21	558
625	3.125%, 10/31/16	647
1,425	3.125%, 05/15/19 (C)	1,425
600	2.750%, 03/31/18	599
1,120	2.625%, 04/30/16	1,140
1,400	2.500%, 06/30/17	1,385
650	2.375%, 10/31/14	668
1,000	2.375%, 07/31/17 (C)	980

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,765)		14,317

	ASSET-BACKED SECURITIES - 5.5%

	Citibank Credit Card Issuance Trust, Ser 2009-A3, Cl A3
1,600	2.700%, 06/24/13	1,608
	Ford Credit Auto Owner Trust, Ser 2009-E, Cl A3
1,500	1.510%, 01/15/14	1,510
	GMAC Mortgage Servicer Advance Funding, Ser 2011-1A,Cl A
700	3.720%, 03/15/23	704
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
1,881	2.150%, 04/25/32 (A)	1,822

TOTAL ASSET-BACKED SECURITIES (Cost $5,461)		5,644

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS - 3.6%

	FHLMC REMIC, Ser 3196, Cl CB
229	5.250%, 08/15/11	232
	FHLMC REMIC, Ser R010, Cl AB
362	5.500%, 12/15/19	380
	FNMA, Ser 2003-33, Cl AB
1,273	3.750%, 03/25/33	1,327
	FNMA, Ser 889958
420	5.000%, 10/01/23	447
	FNMA REMIC, Ser 2007-B1, Cl BE
514	5.450%, 12/25/20	553
	GNMA, Ser 2003-7, Cl PE
703	5.500%, 11/16/31	738

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $3,504)		3,677

	MUNICIPAL BOND - 1.2%

	California State, GO
1,100	7.550%, 04/01/39	1,196

TOTAL MUNICIPAL BOND (Cost $1,081)		1,196

March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011

Shares/Face
Amount		Value
(000)		(000)
	SHORT-TERM INVESTMENTS (D) - 4.6%

1,502,808	Dreyfus Cash Management Fund, Institutional Shares, 0.121%	$1,503
467,735	FFI Select Institutional Fund, 0.202% (E)	467
1,502,808	Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.209%	1,503
736,234	Fidelity Prime Money Market, Institutional Shares, 0.216% (E)	736
490,822	Western Asset Institutional Class Reserve Fund, 0.199% (E)	491

TOTAL SHORT-TERM INVESTMENTS (Cost $4,700)		4,700

	REPURCHASE AGREEMENT(E) - 20.7%

$21,200	JPMorgan, 0.250%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $21,200,147 (collateralized by SLM Private Education Loan Trust, par value $24,525,000, 4.50%, 11/16/43, with a total collateral fair value of $22,261,534)	21,200

TOTAL REPURCHASE AGREEMENT (Cost $21,200)		21,200

TOTAL INVESTMENTS (Cost $120,727)† - 122.4%		$125,210

Percentages are based on Net Assets of $102,297 ($ Thousands).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2011. The maturity date shown is the final maturity date.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2011, these securities amounted to $3,532 ($ Thousands), representing 3.45% of Net Assets of the Fund.

(C)	This security or a partial position of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $22,341 ($ Thousands).

(D)	The rate shown is the 7-day effective yield as of March 31, 2011. (E) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2011 was $22,894 ($ Thousands)

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $120,727, and the unrealized appreciation and depreciation were $5,471 and $(988) respectively.
Cl—Class
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Corporation
GNMA—Government National Mortgage Corporation
GO—General Obligation
LLC—Limited Liability Corporation
MTN—Medium Term Note
PLC—Public Limited Company
REMIC—Real Estate Mortgage Investment Conduit
Ser—Series
Cost figures are shown in thousands.
March 31, 2011
www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments
as of March 31, 2011
The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$59,698	$—	$59,698
U.S. Government Agency Obligations	—	14,778	—	14,778
U.S. Treasury Obligations	—	14,317	—	14,317
Asset-Backed Securities	—	5,644	—	5,644
U.S. Government Mortgage-Backed Obligations	—	3,677	—	3,677
Municipal Bond	—	1,196	—	1,196
Short-Term Investments	4,700	—	—	4,700
Repurchase Agreement	—	21,200	—	21,200

Total Investments in Securities	$4,700	$120,510	$—	$125,210

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
BSF-QH-001-1600
March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
MUNICIPAL BONDS - 98.5%

Alaska - 0.1%
	City of Anchorage Alaska, Water Department, RB, NPFGC Insured
$200	5.000%, 05/01/37	$192

California - 2.6%
	California Health Facilities Financing Authority, Ser B, RB
1,000	5.000%, 11/15/25	1,013
	California State, GO
1,000	5.000%, 04/01/38	890
	Oxnard Union High School District, Ser A, GO, AGM Insured
1,125	5.000%, 08/01/21	1,194
	San Francisco Community College District, Ser D, GO
1,000	5.000%, 06/15/34	945

		4,042

Colorado - 0.4%
	Colorado State, Board of Governors, Educational Interception Project, Ser A, RB
590	5.000%, 03/01/19	666

Connecticut - 0.8%
	City of New Haven Connecticut, Ser A, GO, AGM Insured
1,145	5.000%, 03/01/27	1,168

District of Columbia - 1.3%
	District of Columbia, Ser C, GO, AGM Insured
1,000	5.000%, 06/01/23	1,040
	Metropolitan Washington Airports Authority, Ser A, RB
1,000	4.000%, 10/01/26	891

		1,931

Georgia - 1.2%
	City of Atlanta Georgia, Ser A, RB, AGM Re-Insures FGIC Insured
785	5.500%, 11/01/22	830
	Main Street, Natural Gas, Ser B, RB
1,000	5.000%, 03/15/18	1,008

		1,838

Hawaii - 83.7%
	Hawaii County, Refunding & Improvement Project, Ser A, GO, NPFGC Re-insures FGIC Insured
430	5.600%, 05/01/13	471
	Hawaii County, Ser A, GO
500	4.000%, 03/01/22	513
	Hawaii County, Ser A, GO, AGM Insured
125	5.000%, 07/15/21	133
1,500	5.000%, 07/15/23	1,587
	Hawaii County, Ser A, GO, NPFGC Insured
1,055	5.250%, 07/15/18	1,154
1,000	5.000%, 07/15/24	1,060
	Hawaii County, Unlimited Public Improvements, Ser A, GO
1,000	5.000%, 07/15/22	1,082
March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
	Hawaii County, Unlimited Public Improvements, Ser A, GO, AMBAC Insured
$1,000	5.000%, 07/15/15	$1,129
	Hawaii Pacific Health, Ser A, RB
1,000	4.625%, 07/01/21	943
	Hawaii State, Airport System, RB, AMT, ETM
30	6.900%, 07/01/12	31
	Hawaii State, Department of Budget & Finance, Chaminade University, RB, Radian Insured
1,000	4.750%, 01/01/36	847
	Hawaii State, Department of Budget & Finance, Electric Company & Subsidiary Project, Ser A, RB, AMT, FGIC Insured
750	4.800%, 01/01/25	678
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, AMBAC Insured
445	5.100%, 09/01/32	381
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, FGIC Insured
1,000	4.650%, 03/01/37	761
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser A, RB, AMT, NPFGC Insured
2,000	5.650%, 10/01/27	1,942
	Hawaii State, Department of Budget & Finance, Hawaiian Electric, Ser C, RB, AMT, AMBAC Insured
1,000	6.200%, 11/01/29	1,000
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, Radian Insured
1,000	5.000%, 01/01/26	958
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,017
	Hawaii State, Harbor System, Ser A, RB, AMT, AGM Insured
370	5.750%, 07/01/29	372
	Hawaii State, Harbor System, Ser B, RB, AMT, AGM Insured
1,000	5.000%, 01/01/13	1,044
500	5.000%, 01/01/23	493
	Hawaii State, Harbor System, Ser B, RB, AMT, AMBAC Insured
200	5.500%, 07/01/19	203
	Hawaii State, Highway, RB
605	5.500%, 07/01/18	710
1,000	5.500%, 01/01/25	1,089
	Hawaii State, Highway, Ser A, RB, AGM Insured
1,725	5.000%, 07/01/21	1,840
1,565	5.000%, 07/01/22	1,659
1,000	5.000%, 07/01/23	1,056
	Hawaii State, Highway, Ser B, RB, AGM Insured
2,300	5.000%, 07/01/16	2,558
	Hawaii State, Housing Finance & Development, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,109
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser A, RB, AMT, FNMA Collateral Insured
475	5.400%, 07/01/30	471
3,850	5.350%, 07/01/18	3,851
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, FNMA Collateral Insured
335	5.450%, 07/01/17	335
March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
	Hawaii State, Improvements Authority, Ser DA, GO, NPFGC Insured
$850	5.250%, 09/01/23	$909
	Hawaii State, Improvements Authority, Ser DB, GO, NPFGC Insured
200	5.250%, 09/01/15	219
	Hawaii State, Improvements Authority, Ser DD, GO, NPFGC Insured
1,500	5.250%, 05/01/15	1,670
	Hawaii State, Improvements Authority, Ser DF, GO, AMBAC Insured
1,250	5.000%, 07/01/18	1,385
1,250	5.000%, 07/01/21	1,361
90	5.000%, 07/01/22	97
	Hawaii State, RB, BHAC Insured
550	4.750%, 01/01/22	590
	Hawaii State, Ser A, RB
2,000	5.250%, 07/01/27	2,022
2,000	5.100%, 07/01/39	1,809
1,250	5.000%, 07/01/22	1,301
1,125	4.250%, 07/01/21	1,107
	Hawaii State, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,447
1,600	5.250%, 07/01/19	1,848
	Hawaii State, Ser CM, GO, AGM Re-Insures FGIC Insured
1,000	6.500%, 12/01/14	1,183
	Hawaii State, Ser CV, GO, NPFGC Re-insures FGIC Insured
350	5.375%, 08/01/19	355
	Hawaii State, Ser CX, GO, FSA Insured
1,000	5.500%, 02/01/16	1,036
580	5.500%, 02/01/21	599
	Hawaii State, Ser CZ, GO, FSA Insured
45	5.250%, 07/01/16	47
	Hawaii State, Ser DB, GO, NPFGC Insured
1,000	5.250%, 09/01/16	1,090
	Hawaii State, Ser DG, GO, AMBAC Insured
1,000	5.000%, 07/01/16	1,120
	Hawaii State, Ser DI, GO, AGM Insured
500	5.000%, 03/01/24	528
1,500	5.000%, 03/01/25	1,570
	Hawaii State, Ser DK, GO
475	5.000%, 05/01/25	503
	Hawaii State, Ser DR, GO
1,000	5.000%, 06/01/17	1,146
	Hawaii State, Unlimited Public Improvements, Ser DD, GO, NPFGC Insured
1,000	5.000%, 05/01/16	1,093
	Honolulu City & County, Board of Water Supply, Ser A, RB, FGIC Insured, Pre-Refunded @ 100
2,300	4.750%, 07/01/14 (A)	2,571
	Honolulu City & County, Board of Water Supply, Ser A, RB, NPFGC Insured
2,000	5.000%, 07/01/26	2,073
	Honolulu City & County, Board of Water Supply, Ser A, RB, NPFGC Re-insures FGIC Insured
2,000	5.000%, 07/01/33	2,009
	Honolulu City & County, Board of Water Supply, Ser B, RB, AMT, NPFGC Insured
1,000	5.250%, 07/01/20	1,044
March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
$1,000	5.250%, 07/01/21	$1,043
325	5.000%, 07/01/15	352
	Honolulu Hawaii City & County, 2nd Board Resoluton, Ser A, RB, AGM Insured
1,900	5.000%, 07/01/27	1,958
	Honolulu Hawaii City & County, GO, FSA Insured
1,000	5.250%, 07/01/16	1,155
315	5.250%, 07/01/18	366
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/32	1,130
1,000	5.000%, 04/01/33	1,008
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
375	5.000%, 07/01/20	410
1,525	5.000%, 07/01/22	1,647
1,000	5.000%, 07/01/30	1,023
	Honolulu Hawaii City & County, Ser A, GO, NPFGC Insured
725	5.250%, 03/01/18	768
1,000	5.250%, 03/01/20	1,053
1,500	5.250%, 03/01/24	1,567
500	5.250%, 03/01/28	516
1,950	5.000%, 07/01/21	2,085
3,350	5.000%, 07/01/23	3,497
540	5.000%, 07/01/26	559
1,250	5.000%, 07/01/27	1,275
	Honolulu Hawaii City & County, Ser A, RB
500	5.000%, 07/01/20	553
	Honolulu Hawaii City & County, Ser B, GO
1,000	5.000%, 12/01/24	1,079
	Honolulu Hawaii City & County, Ser B, GO, NPFGC Insured
2,000	5.000%, 07/01/15	2,226
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	223
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,115
	Honolulu Hawaii City & County, Ser D, GO, AGM Insures NPFGC Insured
1,000	5.000%, 07/01/22	1,048
	Honolulu Hawaii City & County, Ser D, GO, NPFGC Insured
885	5.000%, 07/01/19	963
1,450	5.000%, 07/01/20	1,557
1,000	5.000%, 07/01/23	1,041
	Honolulu Hawaii City & County, Ser E, GO, NPFGC Re-insures FGIC Insured
1,500	5.250%, 07/01/20	1,629
	Honolulu Hawaii City & County, Ser F, GO, AGM Re-Insures FGIC Insured
250	5.000%, 07/01/24	263
	Honolulu Hawaii City & County, Ser F, GO, NPFGC Re-insures FGIC Insured
1,000	5.000%, 07/01/29	1,018
	Honolulu Hawaii City & County, Ser Junior A, RB
1,000	4.000%, 07/01/25	937
	Honolulu Hawaii City & County, Ser Senior A, RB, NPFGC Insured
1,000	5.000%, 07/01/31	1,011
	Honolulu Hawaii City & County, Sewer Improvements, 1st Board Resolution, Ser Senior C, RB, NPFGC Insured
250	5.000%, 07/01/31	253
March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Hawaii - (continued)
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resolution, Ser Junior A-1, RB, NPFGC Insured
$815	5.000%, 07/01/22	$859
	Honolulu Hawaii City & County, Sewer Improvements, 2nd Board Resoluton, Ser Junior B-1, RB, NPFGC Insured
865	5.000%, 07/01/23	905
	Honolulu Hawaii City & County, Valorem Tax Project, Ser B, GO, NPFGC Insured
3,000	5.000%, 07/01/17	3,297
	Honolulu Hawaii City & County, Waipahu Towers Project, Ser A, RB, AMT, GNMA Collateral Insured
195	6.900%, 06/20/35	195
	Kauai County, Ser A, GO, NPFGC Insured
1,500	5.000%, 08/01/25	1,508
	Kauai County, Ser A, GO, NPFGC Re-insures FGIC Insured
1,610	5.000%, 08/01/21	1,716
1,440	5.000%, 08/01/23	1,516
1,000	5.000%, 08/01/28	1,030
	Maui County, GO, NPFGC Insured
100	5.000%, 03/01/17	108
1,100	5.000%, 03/01/24	1,149
	Maui County, Ser A, GO
1,000	5.000%, 07/01/19	1,104
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,059
	Maui County, Ser A, GO, NPFGC Insured
1,000	4.750%, 07/01/25	1,036
	Maui County, Ser B, GO
500	4.000%, 06/01/21	519
	Maui County, Ser B, GO, NPFGC Insured
500	5.000%, 07/01/16	566
500	5.000%, 09/01/17	543
	University of Hawaii, College Improvements Project, Ser A, RB, NPFGC Insured
200	5.000%, 07/15/19	217
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	106
	University of Hawaii, Ser A, RB, MBIA Insured
1,400	5.000%, 10/01/23	1,493
	University of Hawaii, Ser A, RB, MBIA Insured
400	4.500%, 07/15/32	376
	University of Hawaii, Ser A, RB, NPFGC Insured
975	5.000%, 07/15/21	1,050
150	5.000%, 07/15/22	161
2,400	4.500%, 07/15/23	2,490
	University of Hawaii, Ser A-2, RB
1,000	4.000%, 10/01/18	1,060

		128,600

Indiana - 0.5%
	Indiana Finance Authority, Highway Revenue, Ser A, RB, NPFGC Re-insures FGIC Insured
700	4.500%, 06/01/27	698

Maine - 0.5%
	Maine Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	755

March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)		(000)
Nevada - 0.2%
	Nevada State, Municipal Bond Bank Project, Ser F, GO, AGM Insured
$250	5.000%, 12/01/24	$258

New York - 0.7%
	New York State, Dormitory Authority, Ser A, RB
1,000	3.100%, 07/01/17	1,015

Oklahoma - 0.7%
	Tulsa Airports Improvement Trust, Ser B, RB
1,000	5.375%, 06/01/24	1,008

Puerto Rico - 3.4%
	Commonwealth of Puerto Rico, GO, NPFGC Insured
1,500	6.000%, 07/01/15	1,624
	Commonwealth of Puerto Rico, Public Improvement, GO, FSA Insured, Pre-Refunded @ 100
55	5.000%, 07/01/11(A)	56
	Puerto Rico Electric Power Authority, Ser XX, RB
1,000	4.750%, 07/01/26	892
	Puerto Rico Electric Power Authority, Ser ZZ, RB
500	5.000%, 07/01/24	477
	Puerto Rico Highway & Transportation Authority, Ser AA-1, RB, AGM Insured
500	4.950%, 07/01/26	479
	Puerto Rico Highway & Transportation Authority, Ser E, RB, AGM Insured
700	5.500%, 07/01/22	742
	Puerto Rico Highway & Transportation Authority, Ser N, RB, Assured Guarantee Insured
1,000	5.500%, 07/01/26	1,018

		5,288

South Carolina - 0.3%
	Sumter South Carolina, Waterworks & Sewer Improvement Systems, RB, XLCA Insured
500	5.000%, 12/01/21	522

Texas - 0.4%
	City of El Paso Texas, GO
500	4.000%, 08/15/16	545

Washington - 1.0%
	County, of King Washington, GO
1,000	4.750%, 01/01/34	978
	County, of King Washington, Ser A, RB, NPFGC Insured
200	4.500%, 01/01/25	201
	Washington State, Ser 2010B, GO
500	5.000%, 08/01/18	572

		1,751

Wisconsin - 0.7%
	Wisconsin State, Ser D, GO, AGM Insured
1,000	5.000%, 05/01/21	1,084

TOTAL MUNICIPAL BONDS (Cost $151,656)		151,361

March 31, 2011
www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

		Value
Shares		(000)
SHORT-TERM INVESTMENTS (B)- 0.2%

135,612	Dreyfus Cash Management Fund, Institutional Shares, 0.083%	$136
135,612	Fidelity Institutional Tax-Exempt Portfolio, Institutional Shares, 0.066%	135

TOTAL SHORT-TERM INVESTMENTS (Cost $271)		271

TOTAL INVESTMENTS (Cost $151,927)† - 98.7%		$151,632

Percentages are based on Net Assets of $153,572 ($ Thousands).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.

(B)	The rate shown is the 7-day effective yield as of March 31, 2011.

†	At March 31, 2011, the tax basis cost of the Fund’s investments was $151,927, and the unrealized appreciation and depreciation were $2,666 and $(2,961) respectively.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Company
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Company
COP—Certificate of Participation
ETM—Escrowed to Maturity
FGIC—Financial Guarantee Insurance Corporation
FNMA—Federal National Mortgage Corporation
FSA—Financial Security Assurance
GNMA—Government National Mortgage Corporation
GO—General Obligation
MBIA—Municipal Bond Investors Assurance
NPFGC—National Public Finance Guarantee Corporation
RB—Revenue Bond
Ser—Series
XLCA—XL Capital
Cost figures are shown in thousands.
The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$151,361	$—	$151,361
Short-Term Investments	271	—	—	271

Total Investments in Securities	$271	$151,361	$—	$151,632

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
BSF-QH-001-1600
March 31, 2011
www.bishopstreetfunds.com

Government Money Market Fund	(unaudited)
Schedule of Investments
as of March 31, 2011

Face
Amount		Value
(000)/Shares		(000)
U.S. GOVERNMENT AGENCY OBLIGATIONS (A) - 77.6%

	FHLB
$8,000	0.095%, 04/15/11	$8,000
1,045	0.090%, 04/21/11	1,045
5,500	0.175%, 04/25/11	5,499
5,000	0.175%, 04/27/11	4,999
5,000	0.115%, 06/03/11	4,999
	FHLMC
5,250	0.120%, 04/01/11	5,250
5,000	0.165%, 04/04/11	5,000
2,000	0.080%, 04/19/11	2,000
6,000	0.200%, 07/06/11	5,997
2,000	0.150%, 07/08/11	1,999
2,000	0.150%, 08/10/11	1,999
3,000	0.170%, 09/20/11	2,997
	FNMA
8,370	0.169%, 04/06/11	8,370
5,000	0.170%, 05/04/11	4,999
10,000	0.100%, 05/11/11	9,999
6,000	0.160%, 05/16/11	5,999
5,276	0.201%, 07/06/11	5,273
4,000	0.140%, 08/01/11	3,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $88,422)		88,422

U.S. TREASURY OBLIGATIONS (A) - 13.2%

	U.S. Treasury Bill
3,000	0.147%, 04/07/11	3,000
9,000	0.098%, 04/21/11	9,000
3,000	0.080%, 06/23/11	2,999

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,999)		14,999

SHORT-TERM INVESTMENTS (B) - 9.2%

3,557,355	Dreyfus Government Cash Management Fund, Institutional Shares, 0.040%	3,557
3,452,727	Fidelity Institutional Money Market Funds, Institutional Shares, 0.020%	3,453
3,452,727	STIT-Government & Agency Portfolio, 0.020%	3,453

TOTAL SHORT-TERM INVESTMENTS (Cost $10,463)		10,463

TOTAL INVESTMENTS (Cost $113,884)† - 100.0%		$113,884

Percentages are based on Net Assets of $113,840 ($ Thousands).

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	The rate shown is the 7-day effective yield as of March 31, 2011.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Corporation
Cost figures are shown in thousands.
March 31, 2011
www.bishopstreetfund.com

Government Money Market Fund	(unaudited)
Schedule of Investments
as of March 31, 2011
The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency Obligations	$—	$88,422	$—	$88,422
U.S. Treasury Obligations	—	14,999	—	14,999
Short-Term Investments	10,463	—	—	10,463

Total Investments in Securities	$10,463	$103,421	$—	$113,884

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements
BSF-QH-001-1600
March 31, 2011
www.bishopstreetfund.com

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	\s\ Philip T. Masterson Philip T. Masterson, President
Date: May 27, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	\s\ Philip T. Masterson Philip T. Masterson, President
Date: May 27, 2011

By (Signature and Title)*	\s\ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: May 27, 2011

*	Print the name and title of each signing officer under his or her signature.